Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2019
Financial assets at fair value through profit or loss.
Financial assets at fair value through profit or loss

20         Financial assets at fair value through profit or loss

	As at December 31,
	2018	2019
	RMB’000	RMB’000
Contingent returnable consideration (Note 33)	—	1,438
Wealth management products	2,540,925	1,689,529
	2,540,925	1,690,967

As at December 31, 2018 and 2019, out of wealth management products the Group invested in, RMB2,540,925 and RMB1,655,509,000 are issued by its related parties which are redeemable upon request by holders, respectively.